6. DEBT	18 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
6. DEBT

Hercules Debt Agreement

In December 2012, the Company entered into a Loan and Security (the “Loan Agreement”) with Hercules Technology Growth Capital, Inc. (“Hercules”).   Under the Loan Agreement, the Company may borrow on a revolving basis up to a maximum of $6.0 million, which is comprised of the initial $4 million note obligation committed to in December 2012, and has borrowed an additional $1 million in March 2013. Pursuant to the Loan Agreement, the Company issued a $4 million note and received net proceeds of $3.9 million. The loan bears interest daily at the greater of (i) 8.5% and (ii) the sum of (a) 8.5% plus (b) the Prime Rate (as reported in The Wall Street Journal) minus 5.75%. The line of credit is collateralized by all of the Company’s assets, except for our intellectual property (which is subject to a negative pledge). The principal will be repaid over 27 months beginning no later than May 1, 2014, unless accelerated as a result of certain events of default. If the Company generates any proceeds from the collateral securing the line of credit, such proceeds must be paid to the lender up to the amount of any outstanding balance. Interest is due and payable on the first of every month and at the termination date, unless accelerated as a result of an event of default.

A backend fee of $132,500, equal to 2.65% of the amount funded under the facility, is due on the maturity or prepayment date or the date that the secured obligations become due and payable and a 1% facility fee in the amount of $60,000 and $34,000 of reimbursable legal fees incurred by Hercules were deducted from the $4 million note.  The Company also made a $25,000 payment to Hercules as a commitment fee as part of the due diligence process prior to receiving funding.  The Loan Agreement expires no later than August 2016, but can be terminated early in the following circumstances: (a) automatically upon the commencement of insolvency proceedings by or against the Company, (b) at the option of the lender without notice upon any other event of default, and (c) at the option of the Company upon seven business days' prior written notice.  In the event of early termination, whether effected by the Company (which may prepay the loan in full), the lender or automatically, the Company is obligated to pay an amount corresponding to a percentage of the principal amount of the loan, with such percentage being: 3% if termination occurs in the first year, 2% if termination occurs in the second year and 0.5% if termination occurs after the second year but prior to the last day of the term.

The Loan Agreement contains customary representations, warranties and covenants, including limitations on incurring indebtedness, engaging in mergers or acquisitions and making investments, distributions or transfers.

Events of default under the agreement include, but are not limited to: (i) insolvency, liquidation, bankruptcy or similar events; (ii) failure to pay any debts due under the Loan Agreement or other loan documents on a timely basis; (iii) failure to observe any covenant or secured obligation under the Loan Agreement, which failure, in most cases, is not cured within 10 days of written notice by lender; (iv) occurrence of any default under any other agreement between the Company and the lender, which is not cured within 10 days; (v) occurrence of an event that could reasonably be expected to have a material adverse effect; (vi) material misrepresentations; (vii) occurrence of any default under any other agreement involving indebtedness in excess of $50,000 or the occurrence of a default under any agreement that could reasonably be expected to have a material adverse effect; and (viii) certain money judgments are entered against the Company or any portion of the Company’s assets are attached or seized. Remedies for events of default include acceleration of amounts owing under the Loan Agreement and taking immediate possession of, and selling, any collateral securing the loan.

In connection with the Loan Agreement, the Company issued to Hercules a warrant to purchase 31,750 shares of common stock with an exercise price set at the lower of (i) $7.56 or (ii) the price per share of the next institutional round of financing, subject to customary anti-dilution adjustments.  The warrant expires after 10 years and has piggyback registration rights. In addition, the Company has also granted Hercules the option to invest (so long as the credit facility remains) up to $1 million in any future equity financings at the same terms as the other investors.

The fair value of the warrant was calculated using a lattice-based option model in order to account for features in the warrant that could cause the exercise price to reset (“downround protection”) in the next issuance of the Company’s common stock (the next round of equity financing).  The key assumptions used to value the warrants included the expected date of the next round of equity financing, volatility of 84% on the Company’s common stock based upon similar public companies’ volatilities for comparison, an expected dividend yield of 0.0%, and a term of 10 years.  As of December 31, 2012 and June 30, 2013, the Company recorded the fair value of the warrant of $229,345 and $171,590 as warrant liability and as a debt discount to the carrying value of the loan.  This warrant liability will be adjusted to fair value each reporting period using a lattice-based option model and the debt discount will be amortized to interest expense over the term of the loan.   Also, upon full repayment or maturity of the loan, Hercules is due a payment of 2.65% of the loan, or $132,500, which is recorded as deferred financing costs and as a long-term liability. Additionally, as noted above, the Company incurred fees related to the loan agreement and reimbursed Hercules for costs incurred by them related to the loan aggregating $119,000. The Company will amortize these loan costs totaling $225,000 to interest expense over the term of the loan.  For the year ended December 31, 2012, interest expense related to the Hercules loan was $9,386.